Capital Stock	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Capital Stock
21. CAPITAL STOCK

[a]	At December 31, 2025, the Company’s authorized, issued and outstanding capital stock are as follows:
Preference shares - issuable in series -
99,760,000 authorized preference shares, issuable in series, none of which are currently issued or outstanding.
Common Shares -
Common Shares without par value [unlimited amount authorized] have the following attributes:

[i]	Each share is entitled to one vote per share at all meetings of shareholders.
[ii]	Each share shall participate equally as to dividends.

[b]
The Company had a normal course issuer bid in place for the
12-month
period ending February 2025 [“Prior 2024 Bid”], which was terminated on November 6, 2024. Subsequently, the Company entered into a normal course issuer bid for the
12-month
period ending November 2025 [“2024 Bid”], which was terminated on November 6, 2025.

On November 7, 2025, the Toronto Stock Exchange [“TSX”] accepted the Company’s Notice of Intention to make a normal course issuer bid to purchase up to 25.3 million Common Shares of the Company [“2025 Bid”], representing approximately 10% of the Company’s public float. The primary purposes of the normal course issuer bid are purchases for cancellation as well as purchases to fund the Company’s stock-based compensation awards and programs. The bid commenced on November 7, 2025 and will terminate no later than November 6, 2026.
The following is a summary of the normal course issuer bids [the number of shares in the table below are expressed in whole numbers]:

	2025		2024
	Shares purchased	Cash amount	Shares purchased	Cash amount

Prior 2024 Bid	—	$ —	98,636	$5
2024 Bid	1,992,480	86	4,551,327	202
2025 Bid	987,696	51	—	—
	2,980,176	$ 137	4,649,963	$207

[c]	The following table presents the maximum number of shares that would be outstanding if all the dilutive instruments outstanding at February 25, 2026 were exercised or converted:

Common Shares	278,795,469
Stock options [i] and share awards	4,129,151
282,924,620

[i]
Options to purchase Common Shares are exercisable by the holder in accordance with the vesting provisions and upon payment of the exercise price as may be determined from time to time pursuant to the Company’s stock option plans.